Income Taxes	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 7. Income Taxes

The Company had income tax benefit of $2.1 million for the three-month period ended June 30, 2020 compared to income tax expenses of $1.3 million for the three month period ended June 30, 2019, and income tax benefit of $1.9 million for the six-month period ended June 30, 2020 compared to income tax expenses of $2.5 million for the six-month period ended June 30, 2019. The Company’s effective tax rate as of June 30, 2020 was primarily impacted by higher discrete tax benefits following expiration of applicable tax statute of limitations as well as geographic mix of its earnings and losses.